Schedule V Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule V Valuation and Qualifying Accounts
Schedule V Valuation and Qualifying Accounts

Valuation and Qualifying Accounts

Schedule V

For the years ended December 31, 2011, 2010 and 2009

		Additions
(in millions)	Balance, Beginning of year	Charged to Costs and Expenses	Charge Offs	Activity of Discontinued Operations	Reclassified to Assets of Businesses Held for Sale	Divested Businesses	Other Changes(a)	Balance, End of year

2011
Allowance for mortgage and other loans receivable	$878	$4	$(125)	$-	$-	$-	$(17)	$740
Allowance for premiums and insurances balances receivable	515	63	(94)	-	-	-	-	484
Allowance for reinsurance assets	492	(116)	(63)	-	-	-	51	364
Federal and foreign valuation allowance for deferred tax assets(b)	27,548	(18,307)	-	-	-	-	1,806	11,047

2010
Allowance for mortgage and other loans receivable	$2,444	$369	$(354)	$(126)	$(58)	$(1,474)	$77	$878
Allowance for premiums and insurances balances receivable	537	87	(113)	(2)	-	(7)	13	515
Allowance for reinsurance assets	440	3	14	(4)	-	-	39	492
Federal and foreign valuation allowance for deferred tax assets(b)	25,605	1,361	-	1,292	-	-	(710)	27,548

2009
Allowance for mortgage and other loans receivable	$1,680	$1,010	$(564)	$493	$(204)	$-	$29	$2,444
Allowance for premiums and insurances balances receivable	578	109	(74)	3	-	-	(79)	537
Allowance for reinsurance assets	425	(35)	102	-	-	-	(52)	440
Federal and foreign valuation allowance for deferred tax assets(b)	22,947	2,986	-	(221)	-	-	(107)	25,605

(a)
Includes recoveries of amounts previously charged off and reclassifications to/from other accounts.

(b)
These amounts have been revised to reflect the adoption of the acquisition cost accounting standard on January 1, 2012. This standard was adopted on a retrospective basis.